Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair ValueMeasurement [Line Items]
Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.20
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	24.6								24.6
Derivative financial instruments[3,4]	159.6		6.0			138.4			15.2
Brokerage receivables	24.7		24.4						0.3
Financial assets at fair value not held for trading – debt instruments[5]	58.2		13.2						45.0
Total financial assets measured at fair value	267.1	0.0	43.6	0.0	0.0	138.4	0.0	0.0	85.1
Guarantees[6]	0.5				0.1			0.3	0.0

##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	21.9								21.9
Derivative financial instruments[3,4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0		17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.7	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.7
Guarantees[6]	1.0							0.3	0.7
1 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 2 Does not include investment fund units. 3 Includes USD 0 million (31 December 2019: USD 0 million) fair values of loan commitments and forward starting reverse repurchase agreements classified as derivatives. The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of USD 21.9 billion (31 December 2019: USD 20.3 billion) and derivative loan commitments (generally unsecured) of USD 9.4 billion (31 December 2019: USD 6.3 billion) is presented in Note 10 under notional amounts. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations.

Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	107,507	15,553	2,337	125,397	113,634	12,068	1,812	127,514
of which:
Equity instruments	90,307	1,101	171	91,579	96,161	400	226	96,787
Government bills / bonds	9,028	2,207	10	11,245	9,630	1,770	64	11,464
Investment fund units	7,374	1,794	23	9,192	7,088	1,729	50	8,867
Corporate and municipal bonds	789	8,356	817	9,961	755	6,617	542	7,914
Loans	0	1,860	1,134	2,995	0	1,180	791	1,971
Asset-backed securities	8	236	181	425	0	372	140	512

Derivative financial instruments	795	157,068	1,754	159,617	356	120,222	1,264	121,841
of which:
Foreign exchange contracts	319	68,424	5	68,749	240	52,227	8	52,474
Interest rate contracts	0	50,353	537	50,890	6	42,288	263	42,558
Equity / index contracts	0	33,990	853	34,842	7	22,220	597	22,825
Credit derivative contracts	0	2,008	350	2,358	0	1,612	394	2,007
Commodity contracts	0	2,211	6	2,217	0	1,820	0	1,821

Brokerage receivables	0	24,659	0	24,659	0	18,007	0	18,007

Financial assets at fair value not held for trading	40,986	35,435	3,942	80,364	40,608	39,373	3,963	83,944
of which:
Financial assets for unit-linked investment contracts	20,628	101	2	20,731	27,568	118	0	27,686
Corporate and municipal bonds	290	16,957	372	17,619	653	18,732	0	19,385
Government bills / bonds	19,704	3,593	0	23,297	12,089	3,700	0	15,790
Loans	0	7,699	862	8,561	0	10,206	1,231	11,438
Securities financing transactions	0	6,629	122	6,751	0	6,148	147	6,294
Auction rate securities	0	0	1,527	1,527	0	0	1,536	1,536
Investment fund units	278	447	105	831	194	448	98	740
Equity instruments	86	0	544	631	103	4	452	559
Other	0	10	408	418	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,144	7,114	0	8,258	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,624	0	6,624	0	3,955	0	3,955
Government bills / bonds	1,103	47	0	1,150	1,859	16	0	1,875
Corporate and municipal bonds	40	444	0	485	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	6,264	0	0	6,264	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	1	245	246	0	0	199	199

Total assets measured at fair value	156,696	239,831	8,278	404,805	161,101	194,110	7,237	362,448

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,888	6,652	55	33,595	25,791	4,726	75	30,591
of which:
Equity instruments	22,519	425	40	22,985	22,526	149	59	22,734
Corporate and municipal bonds	31	4,048	9	4,089	40	3,606	16	3,661
Government bills / bonds	3,642	1,036	0	4,678	2,820	646	0	3,466
Investment fund units	696	1,127	5	1,828	404	294	0	698

Derivative financial instruments	746	156,884	3,471	161,102	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	316	70,149	61	70,527	248	53,705	60	54,013
Interest rate contracts	0	43,389	527	43,916	7	36,434	130	36,571
Equity / index contracts	0	38,870	2,306	41,176	3	24,171	1,293	25,468
Credit derivative contracts	0	2,403	528	2,931	0	2,448	512	2,960
Commodity contracts	0	2,003	24	2,027	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	38,742	0	38,742	0	37,233	0	37,233

Debt issued designated at fair value	0	50,273	10,970	61,243	0	56,943	9,866	66,809

Other financial liabilities designated at fair value	0	29,671	716	30,387	0	35,119	822	35,940
of which:
Financial liabilities related to unit-linked investment contracts	0	20,975	0	20,975	0	28,145	0	28,145
Securities financing transactions	0	7,317	0	7,317	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,363	697	2,060	0	1,231	791	2,022

Total liabilities measured at fair value	27,635	282,222	15,212	325,069	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	107,507	15,553	2,337	125,397	113,634	12,068	1,812	127,514
of which:
Equity instruments	90,307	1,101	171	91,579	96,161	400	226	96,787
Government bills / bonds	9,028	2,207	10	11,245	9,630	1,770	64	11,464
Investment fund units	7,374	1,794	23	9,192	7,088	1,729	50	8,867
Corporate and municipal bonds	789	8,356	817	9,961	755	6,617	542	7,914
Loans	0	1,860	1,134	2,995	0	1,180	791	1,971
Asset-backed securities	8	236	181	425	0	372	140	512

Derivative financial instruments	795	157,068	1,754	159,617	356	120,222	1,264	121,841
of which:
Foreign exchange contracts	319	68,424	5	68,749	240	52,227	8	52,474
Interest rate contracts	0	50,353	537	50,890	6	42,288	263	42,558
Equity / index contracts	0	33,990	853	34,842	7	22,220	597	22,825
Credit derivative contracts	0	2,008	350	2,358	0	1,612	394	2,007
Commodity contracts	0	2,211	6	2,217	0	1,820	0	1,821

Brokerage receivables	0	24,659	0	24,659	0	18,007	0	18,007

Financial assets at fair value not held for trading	40,986	35,435	3,942	80,364	40,608	39,373	3,963	83,944
of which:
Financial assets for unit-linked investment contracts	20,628	101	2	20,731	27,568	118	0	27,686
Corporate and municipal bonds	290	16,957	372	17,619	653	18,732	0	19,385
Government bills / bonds	19,704	3,593	0	23,297	12,089	3,700	0	15,790
Loans	0	7,699	862	8,561	0	10,206	1,231	11,438
Securities financing transactions	0	6,629	122	6,751	0	6,148	147	6,294
Auction rate securities	0	0	1,527	1,527	0	0	1,536	1,536
Investment fund units	278	447	105	831	194	448	98	740
Equity instruments	86	0	544	631	103	4	452	559
Other	0	10	408	418	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,144	7,114	0	8,258	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,624	0	6,624	0	3,955	0	3,955
Government bills / bonds	1,103	47	0	1,150	1,859	16	0	1,875
Corporate and municipal bonds	40	444	0	485	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	6,264	0	0	6,264	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	1	245	246	0	0	199	199

Total assets measured at fair value	156,696	239,831	8,278	404,805	161,101	194,110	7,237	362,448

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,888	6,652	55	33,595	25,791	4,726	75	30,591
of which:
Equity instruments	22,519	425	40	22,985	22,526	149	59	22,734
Corporate and municipal bonds	31	4,048	9	4,089	40	3,606	16	3,661
Government bills / bonds	3,642	1,036	0	4,678	2,820	646	0	3,466
Investment fund units	696	1,127	5	1,828	404	294	0	698

Derivative financial instruments	746	156,884	3,471	161,102	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	316	70,149	61	70,527	248	53,705	60	54,013
Interest rate contracts	0	43,389	527	43,916	7	36,434	130	36,571
Equity / index contracts	0	38,870	2,306	41,176	3	24,171	1,293	25,468
Credit derivative contracts	0	2,403	528	2,931	0	2,448	512	2,960
Commodity contracts	0	2,003	24	2,027	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	38,742	0	38,742	0	37,233	0	37,233

Debt issued designated at fair value	0	50,273	10,970	61,243	0	56,943	9,866	66,809

Other financial liabilities designated at fair value	0	29,671	716	30,387	0	35,119	822	35,940
of which:
Financial liabilities related to unit-linked investment contracts	0	20,975	0	20,975	0	28,145	0	28,145
Securities financing transactions	0	7,317	0	7,317	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,363	697	2,060	0	1,231	791	2,022

Total liabilities measured at fair value	27,635	282,222	15,212	325,069	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million	2020	2019	2018
Reserve balance at the beginning of the year	146	255	338
Profit / (loss) deferred on new transactions	362	171	341
(Profit) / loss recognized in the income statement	(238)	(278)	(417)
Foreign currency translation	0	(2)	(6)
Reserve balance at the end of the year	269	146	255

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	29	(28)	46	(21)
Securities financing transactions	40	(52)	11	(11)
Auction rate securities	105	(105)	87	(87)
Asset-backed securities	41	(41)	35	(40)
Equity instruments	129	(96)	140	(80)
Interest rate derivative contracts, net	11	(16)	8	(17)
Credit derivative contracts, net[2]	10	(14)	31	(35)
Foreign exchange derivative contracts, net	20	(15)	12	(8)
Equity / index derivative contracts, net	318	(294)	183	(197)
Other	91	(107)	47	(51)
Total	794	(768)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer-specific proxy credit default swap curves rather than generic curves.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	29	(28)	46	(21)
Securities financing transactions	40	(52)	11	(11)
Auction rate securities	105	(105)	87	(87)
Asset-backed securities	41	(41)	35	(40)
Equity instruments	129	(96)	140	(80)
Interest rate derivative contracts, net	11	(16)	8	(17)
Credit derivative contracts, net[2]	10	(14)	31	(35)
Foreign exchange derivative contracts, net	20	(15)	12	(8)
Equity / index derivative contracts, net	318	(294)	183	(197)
Other	91	(107)	47	(51)
Total	794	(768)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer-specific proxy credit default swap curves rather than generic curves.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments[1]
		Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2018	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2019	Balance as of31 December2019[3]	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2020[3]

Financial assets at fair value held for trading	2.0	(0.1)	0.0	0.5	(1.3)	1.0	0.0	0.2	(0.4)	0.0	1.8	1.8	(0.1)	(0.1)	0.8	(1.4)	1.0	0.0	0.3	0.0	0.0	2.3
of which:
Investment fund units	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Corporate and municipal bonds	0.7	0.0	0.0	0.3	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.5	0.5	0.0	0.0	0.7	(0.5)	0.0	0.0	0.1	0.0	0.0	0.8
Loans	0.7	(0.1)	0.0	0.0	(0.8)	1.0	0.0	0.0	0.0	0.0	0.8	0.8	0.0	(0.1)	0.0	(0.7)	1.0	0.0	0.1	0.0	0.0	1.1
Other	0.2	0.0	(0.1)	0.1	0.0	0.0	0.0	0.2	0.0	0.0	0.4	0.4	0.0	0.0	0.1	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4

Derivative financial instruments – assets	1.4	(0.1)	0.0	0.0	0.0	0.4	(0.2)	0.1	(0.3)	0.0	1.3	1.3	0.3	0.4	0.0	0.0	0.7	(0.5)	0.1	(0.2)	0.1	1.8
of which:
Interest rate contracts	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.2)	0.0	0.3	0.3	0.2	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5
Equity / index contracts	0.5	0.0	0.1	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6	0.6	0.1	0.1	0.0	0.0	0.6	(0.3)	0.0	(0.1)	0.0	0.9
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.1)	0.0	(0.1)	0.0	0.4	0.4	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.3
Other	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	4.4	0.0	0.0	1.2	(0.6)	0.0	0.0	0.1	(1.2)	0.0	4.0	4.0	0.0	0.1	0.8	(0.9)	0.0	0.0	0.1	0.0	0.0	3.9
of which:
Loans	1.8	0.0	0.0	0.7	(0.1)	0.0	0.0	0.1	(1.2)	0.0	1.2	1.2	0.0	0.0	0.3	(0.7)	0.0	0.0	0.0	0.0	0.0	0.9
Auction rate securities	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.5	1.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	1.5
Equity instruments	0.5	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.5	0.0	0.0	0.5	(0.2)	0.0	0.0	0.0	0.0	0.0	0.7	0.7	0.0	0.0	0.4	(0.2)	0.0	0.0	0.0	0.0	0.0	1.0

Derivative financial instruments – liabilities	2.2	0.1	0.1	0.0	0.0	0.2	(0.4)	0.2	(0.3)	0.0	2.0	2.0	1.3	1.2	0.0	0.0	1.2	(0.9)	0.4	(0.6)	0.1	3.5
of which:
Interest rate contracts	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.1	0.1	0.3	0.3	0.0	0.0	0.3	(0.2)	0.2	(0.2)	0.0	0.5
Equity / index contracts	1.4	0.3	0.2	0.0	0.0	0.0	(0.3)	0.1	(0.2)	0.0	1.3	1.3	1.0	0.8	0.0	0.0	0.8	(0.6)	0.1	(0.2)	0.0	2.3
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	0.0	0.0	(0.1)	0.0	0.5	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	(0.2)	0.0	0.5
Other	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1

Debt issued designated at fair value	11.0	0.8	0.7	0.0	0.0	5.8	(5.4)	0.7	(3.1)	0.0	9.9	9.9	0.2	0.0	0.0	0.0	7.6	(5.7)	0.5	(1.7)	0.2	11.0

Other financial liabilities designated at fair value	1.0	0.2	0.1	0.0	0.0	0.3	(0.7)	0.0	0.0	0.0	0.8	0.8	0.1	0.1	0.0	0.0	0.3	(0.5)	0.0	0.0	0.0	0.7
1 Effective 1 January 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly. 2 Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 3 Total Level 3 assets as of 31 December 2020 were USD 8.3 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 31 December 2020 were USD 15.2 billion (31 December 2019: USD 12.8 billion).

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities designated at fair value
	Included in Other comprehensive income
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Recognized during the period:
Realized gain / (loss)	2	8	(3)
Unrealized gain / (loss)	(295)	(408)	519
Total gain / (loss), before tax	(293)	(400)	517

	As of
USD million	31.12.20	31.12.19	31.12.18
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(381)	(88)	320

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.20	31.12.19
Credit valuation adjustments[1]	(66)	(48)
Funding valuation adjustments[2]	(73)	(93)
Debit valuation adjustments	0	1
Other valuation adjustments	(820)	(566)
of which: liquidity	(340)	(300)
of which: model uncertainty	(479)	(266)
1 Amounts do not include reserves against defaulted counterparties. 2 Includes FVAs on structured financing transactions of USD 6 million as of 31 December 2020 and USD 43 million as of 31 December 2019.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.20
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	24.6								24.6
Derivative financial instruments[3,4]	159.6		6.0			138.4			15.2
Brokerage receivables	24.7		24.4						0.3
Financial assets at fair value not held for trading – debt instruments[5]	58.2		13.2						45.0
Total financial assets measured at fair value	267.1	0.0	43.6	0.0	0.0	138.4	0.0	0.0	85.1
Guarantees[6]	0.5				0.1			0.3	0.0

##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	21.9								21.9
Derivative financial instruments[3,4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0		17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.7	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.7
Guarantees[6]	1.0							0.3	0.7
1 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 2 Does not include investment fund units. 3 Includes USD 0 million (31 December 2019: USD 0 million) fair values of loan commitments and forward starting reverse repurchase agreements classified as derivatives. The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of USD 21.9 billion (31 December 2019: USD 20.3 billion) and derivative loan commitments (generally unsecured) of USD 9.4 billion (31 December 2019: USD 6.3 billion) is presented in Note 10 under notional amounts. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations.

Level 3 | Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	31.12.20						31.12.19
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total
Assets[2]
Cash and balances at central banks	158.2	158.1	0.1	0.0	0.0	158.2	107.1	107.0	0.1	0.0	0.0	107.1
Loans and advances to banks	15.4	14.7	0.0	0.6	0.1	15.4	12.4	11.8	0.0	0.5	0.2	12.4
Receivables from securities financing transactions	74.2	64.9	0.0	7.6	1.7	74.2	84.2	74.0	0.0	8.6	1.6	84.2
Cash collateral receivables on derivative instruments	32.7	32.7	0.0	0.0	0.0	32.7	23.3	23.3	0.0	0.0	0.0	23.3
Loans and advances to customers	379.5	172.0	0.0	34.2	174.6	380.8	326.8	151.6	0.0	25.4	152.2	329.1
Other financial assets measured at amortized cost	27.2	5.3	9.4	10.9	2.3	28.0	23.0	5.7	8.4	6.4	2.8	23.2
Liabilities
Amounts due to banks	11.0	8.5	0.0	2.6	0.0	11.0	6.6	5.6	0.0	0.9	0.0	6.6
Payables from securities financing transactions	6.3	6.0	0.0	0.3	0.0	6.3	7.8	7.5	0.0	0.3	0.0	7.8
Cash collateral payables on derivative instruments	37.3	37.3	0.0	0.0	0.0	37.3	31.4	31.4	0.0	0.0	0.0	31.4
Customer deposits	524.6	519.4	0.0	5.3	0.0	524.7	448.3	439.1	0.0	9.3	0.0	448.4
Debt issued measured at amortized cost	139.2	16.4	0.0	125.5	0.0	141.9	110.5	8.7	0.0	104.9	0.0	113.6
Other financial liabilities measured at amortized cost[3]	5.8	5.7	0.0	0.0	0.1	5.8	5.8	5.7	0.0	0.0	0.0	5.7
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 2 As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 3 Excludes lease liabilities.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	31.12.20						31.12.19
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total
Assets[2]
Cash and balances at central banks	158.2	158.1	0.1	0.0	0.0	158.2	107.1	107.0	0.1	0.0	0.0	107.1
Loans and advances to banks	15.4	14.7	0.0	0.6	0.1	15.4	12.4	11.8	0.0	0.5	0.2	12.4
Receivables from securities financing transactions	74.2	64.9	0.0	7.6	1.7	74.2	84.2	74.0	0.0	8.6	1.6	84.2
Cash collateral receivables on derivative instruments	32.7	32.7	0.0	0.0	0.0	32.7	23.3	23.3	0.0	0.0	0.0	23.3
Loans and advances to customers	379.5	172.0	0.0	34.2	174.6	380.8	326.8	151.6	0.0	25.4	152.2	329.1
Other financial assets measured at amortized cost	27.2	5.3	9.4	10.9	2.3	28.0	23.0	5.7	8.4	6.4	2.8	23.2
Liabilities
Amounts due to banks	11.0	8.5	0.0	2.6	0.0	11.0	6.6	5.6	0.0	0.9	0.0	6.6
Payables from securities financing transactions	6.3	6.0	0.0	0.3	0.0	6.3	7.8	7.5	0.0	0.3	0.0	7.8
Cash collateral payables on derivative instruments	37.3	37.3	0.0	0.0	0.0	37.3	31.4	31.4	0.0	0.0	0.0	31.4
Customer deposits	524.6	519.4	0.0	5.3	0.0	524.7	448.3	439.1	0.0	9.3	0.0	448.4
Debt issued measured at amortized cost	139.2	16.4	0.0	125.5	0.0	141.9	110.5	8.7	0.0	104.9	0.0	113.6
Other financial liabilities measured at amortized cost[3]	5.8	5.7	0.0	0.0	0.1	5.8	5.8	5.7	0.0	0.0	0.0	5.7
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 2 As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 3 Excludes lease liabilities.

UBS AG
Fair ValueMeasurement [Line Items]
Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.20
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	24.7								24.7
Derivative financial instruments[3,4]	159.6		6.0			138.4			15.2
Brokerage receivables	24.7		24.4						0.3
Financial assets at fair value not held for trading – debt instruments[5]	58.2		13.2						45.0
Total financial assets measured at fair value	267.2	0.0	43.6	0.0	0.0	138.4	0.0	0.0	85.2
Guarantees[6]	0.5				0.1			0.3	0.0
##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	22.0								22.0
Derivative financial instruments[3,4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0	0.0	17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.8	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.9
Guarantees[6]	1.0							0.3	0.7
1 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 2 Does not include investment fund units. 3 Includes USD 0 million (31 December 2019: USD 0 million) fair values of loan commitments and forward starting reverse repurchase agreements classified as derivatives. The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of USD 21.9 billion (31 December 2019: USD 20.3 billion) and derivative loan commitments (generally unsecured) of USD 9.4 billion (31 December 2019: USD 6.3 billion) is presented in Note 10 under notional amounts. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations.

UBS AG | Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	107,526	15,630	2,337	125,492	113,635	12,248	1,812	127,695
of which:
Equity instruments	90,327	1,101	171	91,599	96,162	400	226	96,788
Government bills / bonds	9,028	2,207	10	11,245	9,630	1,770	64	11,464
Investment fund units	7,374	1,794	23	9,192	7,088	1,729	50	8,867
Corporate and municipal bonds	789	8,432	817	10,038	755	6,796	542	8,093
Loans	0	1,860	1,134	2,995	0	1,180	791	1,971
Asset-backed securities	8	236	181	425	0	372	140	512

Derivative financial instruments	795	157,069	1,754	159,618	356	120,224	1,264	121,843
of which:
Foreign exchange contracts	319	68,425	5	68,750	240	52,228	8	52,476
Interest rate contracts	0	50,353	537	50,890	6	42,288	263	42,558
Equity / index contracts	0	33,990	853	34,842	7	22,220	597	22,825
Credit derivative contracts	0	2,008	350	2,358	0	1,612	394	2,007
Commodity contracts	0	2,211	6	2,217	0	1,820	0	1,821

Brokerage receivables	0	24,659	0	24,659	0	18,007	0	18,007

Financial assets at fair value not held for trading	40,986	35,110	3,942	80,038	40,608	39,065	3,962	83,636
of which:
Financial assets for unit-linked investment contracts	20,628	101	2	20,731	27,568	118	0	27,686
Corporate and municipal bonds	290	16,957	372	17,619	653	18,732	0	19,385
Government bills / bonds	19,704	3,593	0	23,297	12,089	3,700	0	15,790
Loans	0	7,699	862	8,561	0	10,206	1,231	11,438
Securities financing transactions	0	6,629	122	6,751	0	6,148	147	6,294
Auction rate securities	0	0	1,527	1,527	0	0	1,536	1,536
Investment fund units	278	121	105	505	194	140	98	432
Equity instruments	86	0	544	631	103	4	451	559
Other	0	10	408	418	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,144	7,114	0	8,258	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,624	0	6,624	0	3,955	0	3,955
Government bills / bonds	1,103	47	0	1,150	1,859	16	0	1,875
Corporate and municipal bonds	40	444	0	485	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	6,264	0	0	6,264	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	1	245	246	0	0	199	199

Total assets measured at fair value	156,716	239,583	8,278	404,576	161,102	193,983	7,237	362,322

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,889	6,652	55	33,595	25,791	4,726	75	30,591
of which:
Equity instruments	22,519	425	40	22,985	22,526	149	59	22,734
Corporate and municipal bonds	31	4,048	9	4,089	40	3,606	16	3,661
Government bills / bonds	3,642	1,036	0	4,678	2,820	646	0	3,466
Investment fund units	696	1,127	5	1,828	404	294	0	698

Derivative financial instruments	746	156,884	3,471	161,102	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	316	70,149	61	70,527	248	53,705	60	54,013
Interest rate contracts	0	43,389	527	43,916	7	36,434	130	36,571
Equity / index contracts	0	38,870	2,306	41,176	3	24,171	1,293	25,468
Credit derivative contracts	0	2,403	528	2,931	0	2,448	512	2,960
Commodity contracts	0	2,003	24	2,027	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	38,742	0	38,742	0	37,233	0	37,233

Debt issued designated at fair value	0	50,273	9,595	59,868	0	56,943	9,649	66,592

Other financial liabilities designated at fair value	0	29,682	2,091	31,773	0	35,119	1,039	36,157
of which:
Financial liabilities related to unit-linked investment contracts	0	20,975	0	20,975	0	28,145	0	28,145
Securities financing transactions	0	7,317	0	7,317	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,363	697	2,060	0	1,231	791	2,022

Total liabilities measured at fair value	27,635	282,233	15,212	325,080	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	107,526	15,630	2,337	125,492	113,635	12,248	1,812	127,695
of which:
Equity instruments	90,327	1,101	171	91,599	96,162	400	226	96,788
Government bills / bonds	9,028	2,207	10	11,245	9,630	1,770	64	11,464
Investment fund units	7,374	1,794	23	9,192	7,088	1,729	50	8,867
Corporate and municipal bonds	789	8,432	817	10,038	755	6,796	542	8,093
Loans	0	1,860	1,134	2,995	0	1,180	791	1,971
Asset-backed securities	8	236	181	425	0	372	140	512

Derivative financial instruments	795	157,069	1,754	159,618	356	120,224	1,264	121,843
of which:
Foreign exchange contracts	319	68,425	5	68,750	240	52,228	8	52,476
Interest rate contracts	0	50,353	537	50,890	6	42,288	263	42,558
Equity / index contracts	0	33,990	853	34,842	7	22,220	597	22,825
Credit derivative contracts	0	2,008	350	2,358	0	1,612	394	2,007
Commodity contracts	0	2,211	6	2,217	0	1,820	0	1,821

Brokerage receivables	0	24,659	0	24,659	0	18,007	0	18,007

Financial assets at fair value not held for trading	40,986	35,110	3,942	80,038	40,608	39,065	3,962	83,636
of which:
Financial assets for unit-linked investment contracts	20,628	101	2	20,731	27,568	118	0	27,686
Corporate and municipal bonds	290	16,957	372	17,619	653	18,732	0	19,385
Government bills / bonds	19,704	3,593	0	23,297	12,089	3,700	0	15,790
Loans	0	7,699	862	8,561	0	10,206	1,231	11,438
Securities financing transactions	0	6,629	122	6,751	0	6,148	147	6,294
Auction rate securities	0	0	1,527	1,527	0	0	1,536	1,536
Investment fund units	278	121	105	505	194	140	98	432
Equity instruments	86	0	544	631	103	4	451	559
Other	0	10	408	418	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,144	7,114	0	8,258	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,624	0	6,624	0	3,955	0	3,955
Government bills / bonds	1,103	47	0	1,150	1,859	16	0	1,875
Corporate and municipal bonds	40	444	0	485	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	6,264	0	0	6,264	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	1	245	246	0	0	199	199

Total assets measured at fair value	156,716	239,583	8,278	404,576	161,102	193,983	7,237	362,322

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,889	6,652	55	33,595	25,791	4,726	75	30,591
of which:
Equity instruments	22,519	425	40	22,985	22,526	149	59	22,734
Corporate and municipal bonds	31	4,048	9	4,089	40	3,606	16	3,661
Government bills / bonds	3,642	1,036	0	4,678	2,820	646	0	3,466
Investment fund units	696	1,127	5	1,828	404	294	0	698

Derivative financial instruments	746	156,884	3,471	161,102	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	316	70,149	61	70,527	248	53,705	60	54,013
Interest rate contracts	0	43,389	527	43,916	7	36,434	130	36,571
Equity / index contracts	0	38,870	2,306	41,176	3	24,171	1,293	25,468
Credit derivative contracts	0	2,403	528	2,931	0	2,448	512	2,960
Commodity contracts	0	2,003	24	2,027	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	38,742	0	38,742	0	37,233	0	37,233

Debt issued designated at fair value	0	50,273	9,595	59,868	0	56,943	9,649	66,592

Other financial liabilities designated at fair value	0	29,682	2,091	31,773	0	35,119	1,039	36,157
of which:
Financial liabilities related to unit-linked investment contracts	0	20,975	0	20,975	0	28,145	0	28,145
Securities financing transactions	0	7,317	0	7,317	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,363	697	2,060	0	1,231	791	2,022

Total liabilities measured at fair value	27,635	282,233	15,212	325,080	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million	2020	2019	2018
Reserve balance at the beginning of the year	146	255	338
Profit / (loss) deferred on new transactions	362	171	341
(Profit) / loss recognized in the income statement	(238)	(278)	(417)
Foreign currency translation	0	(2)	(6)
Reserve balance at the end of the year	269	146	255

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	29	(28)	46	(21)
Securities financing transactions	40	(52)	11	(11)
Auction rate securities	105	(105)	87	(87)
Asset-backed securities	41	(41)	35	(40)
Equity instruments	129	(96)	140	(80)
Interest rate derivative contracts, net	11	(16)	8	(17)
Credit derivative contracts, net[2]	10	(14)	31	(35)
Foreign exchange derivative contracts, net	20	(15)	12	(8)
Equity / index derivative contracts, net	318	(294)	183	(197)
Other	91	(107)	47	(51)
Total	794	(768)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer-specific proxy credit default swap curves rather than generic curves.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	29	(28)	46	(21)
Securities financing transactions	40	(52)	11	(11)
Auction rate securities	105	(105)	87	(87)
Asset-backed securities	41	(41)	35	(40)
Equity instruments	129	(96)	140	(80)
Interest rate derivative contracts, net	11	(16)	8	(17)
Credit derivative contracts, net[2]	10	(14)	31	(35)
Foreign exchange derivative contracts, net	20	(15)	12	(8)
Equity / index derivative contracts, net	318	(294)	183	(197)
Other	91	(107)	47	(51)
Total	794	(768)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer-specific proxy credit default swap curves rather than generic curves.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments[1]
		Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2018	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2019	Balance as of31 December2019[3]	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2020[3]

Financial assets at fair value held for trading	2.0	(0.1)	0.0	0.5	(1.3)	1.0	0.0	0.2	(0.4)	0.0	1.8	1.8	(0.1)	(0.1)	0.8	(1.4)	1.0	0.0	0.3	0.0	0.0	2.3
of which:
Investment fund units	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Corporate and municipal bonds	0.7	0.0	0.0	0.3	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.5	0.5	0.0	0.0	0.7	(0.5)	0.0	0.0	0.1	0.0	0.0	0.8
Loans	0.7	(0.1)	0.0	0.0	(0.8)	1.0	0.0	0.0	0.0	0.0	0.8	0.8	0.0	(0.1)	0.0	(0.7)	1.0	0.0	0.1	0.0	0.0	1.1
Other	0.2	0.0	(0.1)	0.1	0.0	0.0	0.0	0.2	0.0	0.0	0.4	0.4	0.0	0.0	0.1	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4

Derivative financial instruments – assets	1.4	(0.1)	0.0	0.0	0.0	0.4	(0.2)	0.1	(0.3)	0.0	1.3	1.3	0.3	0.4	0.0	0.0	0.7	(0.5)	0.1	(0.2)	0.1	1.8
of which:
Interest rate contracts	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.2)	0.0	0.3	0.3	0.2	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5
Equity / index contracts	0.5	0.0	0.1	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6	0.6	0.1	0.1	0.0	0.0	0.6	(0.3)	0.0	(0.1)	0.0	0.9
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.1)	0.0	(0.1)	0.0	0.4	0.4	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.3
Other	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	4.4	0.0	0.0	1.2	(0.6)	0.0	0.0	0.1	(1.2)	0.0	4.0	4.0	0.0	0.1	0.8	(0.9)	0.0	0.0	0.1	0.0	0.0	3.9
of which:
Loans	1.8	0.0	0.0	0.7	(0.1)	0.0	0.0	0.1	(1.2)	0.0	1.2	1.2	0.0	0.0	0.3	(0.7)	0.0	0.0	0.0	0.0	0.0	0.9
Auction rate securities	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.5	1.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	1.5
Equity instruments	0.5	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.5	0.0	0.0	0.5	(0.2)	0.0	0.0	0.0	0.0	0.0	0.7	0.7	0.0	0.0	0.4	(0.2)	0.0	0.0	0.0	0.0	0.0	1.0

Derivative financial instruments – liabilities	2.2	0.1	0.1	0.0	0.0	0.2	(0.4)	0.2	(0.3)	0.0	2.0	2.0	1.3	1.2	0.0	0.0	1.2	(0.9)	0.4	(0.6)	0.1	3.5
of which:
Interest rate contracts	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.1	0.1	0.3	0.3	0.0	0.0	0.3	(0.2)	0.2	(0.2)	0.0	0.5
Equity / index contracts	1.4	0.3	0.2	0.0	0.0	0.0	(0.3)	0.1	(0.2)	0.0	1.3	1.3	1.0	0.8	0.0	0.0	0.8	(0.6)	0.1	(0.2)	0.0	2.3
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	0.0	0.0	(0.1)	0.0	0.5	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	(0.2)	0.0	0.5
Other	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1

Debt issued designated at fair value	11.0	0.8	0.7	0.0	0.0	5.8	(5.4)	0.7	(3.1)	0.0	9.9	9.9	0.2	0.0	0.0	0.0	7.6	(5.7)	0.5	(1.7)	0.2	11.0

Other financial liabilities designated at fair value	1.0	0.2	0.1	0.0	0.0	0.3	(0.7)	0.0	0.0	0.0	0.8	0.8	0.1	0.1	0.0	0.0	0.3	(0.5)	0.0	0.0	0.0	0.7
1 Effective 1 January 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly. 2 Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 3 Total Level 3 assets as of 31 December 2020 were USD 8.3 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 31 December 2020 were USD 15.2 billion (31 December 2019: USD 12.8 billion).

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities designated at fair value
	Included in Other comprehensive income
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Recognized during the period:
Realized gain / (loss)	2	8	(3)
Unrealized gain / (loss)	(295)	(408)	519
Total gain / (loss), before tax	(293)	(400)	517

	As of
USD million	31.12.20	31.12.19	31.12.18
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(381)	(88)	320

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.20	31.12.19
Credit valuation adjustments[1]	(66)	(48)
Funding valuation adjustments[2]	(73)	(93)
Debit valuation adjustments	0	1
Other valuation adjustments	(820)	(566)
of which: liquidity	(340)	(300)
of which: model uncertainty	(479)	(266)
1 Amounts do not include reserves against defaulted counterparties. 2 Includes FVAs on structured financing transactions of USD 6 million as of 31 December 2020 and USD 43 million as of 31 December 2019.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.20
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	24.7								24.7
Derivative financial instruments[3,4]	159.6		6.0			138.4			15.2
Brokerage receivables	24.7		24.4						0.3
Financial assets at fair value not held for trading – debt instruments[5]	58.2		13.2						45.0
Total financial assets measured at fair value	267.2	0.0	43.6	0.0	0.0	138.4	0.0	0.0	85.2
Guarantees[6]	0.5				0.1			0.3	0.0
##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	22.0								22.0
Derivative financial instruments[3,4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0	0.0	17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.8	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.9
Guarantees[6]	1.0							0.3	0.7
1 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 2 Does not include investment fund units. 3 Includes USD 0 million (31 December 2019: USD 0 million) fair values of loan commitments and forward starting reverse repurchase agreements classified as derivatives. The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of USD 21.9 billion (31 December 2019: USD 20.3 billion) and derivative loan commitments (generally unsecured) of USD 9.4 billion (31 December 2019: USD 6.3 billion) is presented in Note 10 under notional amounts. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations.

UBS AG | Level 3 | Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	31.12.20						31.12.19
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total
Assets[2]
Cash and balances at central banks	158.2	158.1	0.1	0.0	0.0	158.2	107.1	107.0	0.1	0.0	0.0	107.1
Loans and advances to banks	15.3	14.6	0.0	0.6	0.1	15.3	12.4	11.7	0.0	0.5	0.2	12.4
Receivables from securities financing transactions	74.2	64.9	0.0	7.6	1.7	74.2	84.2	74.0	0.0	8.6	1.6	84.2
Cash collateral receivables on derivative instruments	32.7	32.7	0.0	0.0	0.0	32.7	23.3	23.3	0.0	0.0	0.0	23.3
Loans and advances to customers	381.0	173.1	0.0	34.2	174.9	382.3	328.0	152.5	0.0	25.7	152.2	330.3
Other financial assets measured at amortized cost	27.2	5.4	9.4	10.9	2.3	28.0	23.0	5.8	8.4	6.4	2.8	23.3
Liabilities
Amounts due to banks	11.0	8.5	0.0	2.6	0.0	11.1	6.6	5.6	0.0	0.9	0.0	6.6
Payables from securities financing transactions	6.3	6.0	0.0	0.2	0.0	6.3	7.8	7.5	0.0	0.3	0.0	7.8
Cash collateral payables on derivative instruments	37.3	37.3	0.0	0.0	0.0	37.3	31.4	31.4	0.0	0.0	0.0	31.4
Customer deposits	527.9	521.8	0.0	6.2	0.0	528.0	450.6	440.5	0.0	10.2	0.0	450.7
Funding from UBS Group AG and its subsidiaries	54.0	0.0	0.0	55.6	0.0	55.6	47.9	0.0	0.0	49.6	0.0	49.6
Debt issued measured at amortized cost	85.4	16.4	0.0	70.0	0.0	86.3	62.8	8.7	0.0	55.5	0.0	64.3
Other financial liabilities measured at amortized cost[3]	6.6	6.6	0.0	0.0	0.1	6.7	6.5	6.5	0.0	0.0	0.0	6.5
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 2 As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 3 Excludes lease liabilities.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	31.12.20						31.12.19
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total
Assets[2]
Cash and balances at central banks	158.2	158.1	0.1	0.0	0.0	158.2	107.1	107.0	0.1	0.0	0.0	107.1
Loans and advances to banks	15.3	14.6	0.0	0.6	0.1	15.3	12.4	11.7	0.0	0.5	0.2	12.4
Receivables from securities financing transactions	74.2	64.9	0.0	7.6	1.7	74.2	84.2	74.0	0.0	8.6	1.6	84.2
Cash collateral receivables on derivative instruments	32.7	32.7	0.0	0.0	0.0	32.7	23.3	23.3	0.0	0.0	0.0	23.3
Loans and advances to customers	381.0	173.1	0.0	34.2	174.9	382.3	328.0	152.5	0.0	25.7	152.2	330.3
Other financial assets measured at amortized cost	27.2	5.4	9.4	10.9	2.3	28.0	23.0	5.8	8.4	6.4	2.8	23.3
Liabilities
Amounts due to banks	11.0	8.5	0.0	2.6	0.0	11.1	6.6	5.6	0.0	0.9	0.0	6.6
Payables from securities financing transactions	6.3	6.0	0.0	0.2	0.0	6.3	7.8	7.5	0.0	0.3	0.0	7.8
Cash collateral payables on derivative instruments	37.3	37.3	0.0	0.0	0.0	37.3	31.4	31.4	0.0	0.0	0.0	31.4
Customer deposits	527.9	521.8	0.0	6.2	0.0	528.0	450.6	440.5	0.0	10.2	0.0	450.7
Funding from UBS Group AG and its subsidiaries	54.0	0.0	0.0	55.6	0.0	55.6	47.9	0.0	0.0	49.6	0.0	49.6
Debt issued measured at amortized cost	85.4	16.4	0.0	70.0	0.0	86.3	62.8	8.7	0.0	55.5	0.0	64.3
Other financial liabilities measured at amortized cost[3]	6.6	6.6	0.0	0.0	0.1	6.7	6.5	6.5	0.0	0.0	0.0	6.5
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 2 As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 3 Excludes lease liabilities.